Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2020
Registrant Name	dei_EntityRegistrantName	ProShares Trust
CIK	dei_EntityCentralIndexKey	0001174610
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 28, 2020
Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2020
Prospectus Date	rr_ProspectusDate	Sep. 28, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A